Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 13,000	$ 8,525	$ 11,777
Accounts receivable, net	5,453	5,087	3,554
Inventory, net	4,162	4,048	2,545
Prepaid expenses	2,481	3,009	2,986
Total current assets	25,096	20,669	20,862
Property and equipment, net	1,968	1,669	2,091
Right-of-use assets	1,137	1,210	1,179
Other assets	424	423	466
Total assets	28,625	23,971	24,598
Current liabilities:
Trade payables	2,806	2,274	3,391
Accrued liabilities	8,403	7,355	10,556
Short-term lease liabilities	118	216	351
Other current liabilities	426	383	389
Total current liabilities	11,753	10,228	14,687
Long-term debt, net of unamortized discount and debt issuance costs	31,699	22,084
Revenue base redemption liability	564	507
Long-term lease liabilities	1,299	1,329	1,244
Contingent earnout liability	8,221	7,401	18,632
Warrant and SEPA liabilities	9,459	8,316	17,100
Total liabilities	62,995	49,865	51,663
Commitments and contingencies
Stockholders’ deficit:
Preferred Stock, value
Common stock, value	3	3	2
Additional paid-in capital	255,551	253,652	222,437
Accumulated deficit	(289,924)	(279,549)	(249,504)
Total stockholders’ deficit	(34,370)	(25,894)	(27,065)
Total liabilities and stockholders’ deficit	$ 28,625	$ 23,971	$ 24,598